Employee benefit plans (Changes in Level 3 Plan Assets Measured At Fair Value) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,600,491	¥ 1,612,879
Actual return on plan assets	(70,503)	3,208
Balance at end of year	1,513,031	1,600,491	¥ 1,612,879
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	882,784	815,483
Actual return on plan assets	13,421	59,237
Balance at end of year	868,901	882,784	815,483
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	4,242	19	577
Actual return on plan assets	(43)	(164)	(4)
Purchases, sales and settlements		(19)	(554)
Other	2,000	4,406
Balance at end of year	6,199	4,242	19
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	27,903
Balance at end of year	28,251	27,903
Level 3 | Debt securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year		19	81
Purchases, sales and settlements		(19)	(62)
Balance at end of year			19
Level 3 | Other | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	4,242		496
Actual return on plan assets	(43)	(164)	(4)
Purchases, sales and settlements			(492)
Other	2,000	4,406
Balance at end of year	6,199	4,242
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	27,903	31,288	30,903
Actual return on plan assets	891	(4,784)	2,024
Other	(543)	1,399	(1,639)
Balance at end of year	¥ 28,251	¥ 27,903	¥ 31,288